Reverse acquisition (Detail Textuals) (USD $)	3 Months Ended	36 Months Ended	3 Months Ended	1 Months Ended
	Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2013 Exchange Agreement DelMar Pharmaceuticals (BC) Ltd.	Jan. 25, 2013 Exchange Agreement DelMar Pharmaceuticals (BC) Ltd. Common stock	Jan. 25, 2013 Exchange Agreement DelMar Pharmaceuticals (BC) Ltd. Common stock Stock Options	Jan. 25, 2013 Exchange Agreement DelMar Pharmaceuticals (BC) Ltd. United States Residents Common stock	Jan. 25, 2013 Exchange Agreement DelMar Pharmaceuticals (BC) Ltd. Canadian Residents Common stock
Schedule Of Reverse Acquisition [Line Items]
Number of shares issued and outstanding in exchange for transfer to Exchangeco	8,729,583			13,070,000		4,340,417	8,729,583
Number of common stocks called by warrants				3,360,000
Number of common stock purchased for options					1,020,000
Percentage of outstanding shares of common stock				80.10%
Fair value of the shares issued				$ 1,690,004
Recapitalization loss on reverse acquisition		$ 3,731,684	$ 3,731,684